GENERAL INFORMATION	12 Months Ended
Dec. 31, 2021
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON”, the “Company”, and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business are located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
VEON generates revenue from the provision of voice, data and other telecommunication services through a range of mobile and fixed-line technologies, as well as selling equipment and accessories.
VEON’s American Depository Shares (“ADSs”) are listed on the NASDAQ Global Select Market (“NASDAQ”) and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).
The consolidated financial statements were authorized by the Board of Directors for issuance on April 29, 2022. The Company has the ability to amend and reissue the consolidated financial statements.
The consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share and per share (or ADS) amounts and as otherwise indicated.
Due to the ongoing conflict between Russia and Ukraine, material uncertainties have been identified that may cast significant doubt on the Company’s ability to continue as a going concern which are discussed in detail in Note 24 of these consolidated financial statements.
Major developments during the year ended December 31, 2021
Financing activities
In March 2021, VEON successfully entered into a new multi-currency revolving credit facility agreement (the “RCF”) of US$1.25 billion. The RCF replaced the revolving credit facility signed in February 2017, which is now cancelled. For further details, refer to Note 16.
In March 2021, VEON successfully amended and restated its existing RUB30 billion (US$396), bilateral term loan agreement with Alfa Bank by adding a new floating rate tranche of RUB15 billion (US$198). For further details please refer to Note 16.
In March 2021, PMCL successfully entered into a new PKR 15 billion (US$98) syndicated facility with MCB Bank as agent and PKR 5  billion (US$33), bilateral term loan facility with United Bank Limited. Both facilities have a tenor of seven years.
In April 2021, the proceeds from Alfa Bank new tranche of RUB 15 billion (US$198) were used to early repay RUB 15 billion (US$198) of loans from Sberbank, originally maturing in June 2023.

In June 2021, PMCL secured a PKR 50 billion (US$320) syndicated credit facility from a banking consortium led by Habib Bank Limited. This ten years facility will be used to finance the company’s ongoing 4G network rollouts and technology upgrades, as well as to address upcoming maturities.

In September 2021, VEON Holdings B.V. issued senior unsecured notes of RUB 20 billion (US$273), maturing in September 2026. The notes were issued under the Global Medium Term Note Programme established in April 2020 (the “GMTN Programme”) and proceeds were used for the early repayment of RUB 20 billion (US$273) of outstanding loans to Sberbank that were originally maturing in June 2023.

In December 2021, VEON Finance Ireland Designated Activity Company signed a RUB 45 billion (US$612) Term Facilities Agreement with Alfa Bank which includes a RUB 30 billion (US$408) fixed rate tranche and a RUB 15 billion (US$204) floating rate tranche, both with a maturity date of December 2026. The facilities are guaranteed by VEON Holdings B.V.. The proceeds from the Alfa Bank facilities have been used to finance intercompany loans to PJSC Vimpel-Com.

In December 2021, VEON Finance Ireland Designated Activity Company signed a RUB 45 billion (US$611) Term Facility Agreement with Sberbank with a floating rate. Maturity date of the facility is December 2026 and it is guaranteed by VEON Holdings B.V.. The proceeds from the Sberbank facility have been used to finance an intercompany loan to PJSC Vimpel-Com.

In December 2021, VEON Holdings B.V. repaid RUB 45 billion (US$611) of outstanding loans to Alfa Bank, comprising of a RUB 30 billion loan (US$407) originally maturing in March 2025 and a RUB 15 billion (US$204) loan originally maturing in March 2026.

In December 2021, VEON Holdings B.V. repaid RUB 45 billion (US$612) of outstanding loans to Sberbank, comprising of a RUB 15 billion (US$204) loan originally maturing in June 2023 and a RUB 30 billion (US$408) loan originally maturing in June 2024.

Other developments
In March 2021, VEON successfully concluded the acquisition of the 15% minority stake in PMCL from the Dhabi Group for US$273. For further details please refer to Note 16.
In March 2021, VEON's operating company in Bangladesh acquired spectrum following successful bids at an auction held by the BTRC. For further details please refer to Note 9.
In September 2021, VEON's operating company in Pakistan recognized the ex-Warid license. For further details please refer to Note 9.
Exercised Put option to sell entirety stake in Omnium Telecom Algerie SpA

On July 1, 2021, VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria" to the Fonds National d'Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the Shareholders' Agreement, the transaction is expected to be completed in 2022.

The Company classified its operations in Algeria as held-for-sale and discontinued operations. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of Algeria assets. The results for Algeria in the consolidated income statements and the consolidated statements of cash flows for 2021, 2020 and 2019 have been presented separately (see Note 10 Held for Sale and Discontinued Operations).

Agreement between VEON and Service Telecom regarding the sale of its Russian tower assets

On September 5, 2021, the Company and VEON Holdings B.V., a subsidiary of the Company, signed an agreement for the sale of its direct subsidiary, National Tower Company ("NTC"), with Service Telecom Group of Companies LLC, (“ST”), which was completed on December 1, 2021 (see Note 9 Significant Transactions).